Property, Plant and Equipment, Net - Summary of Property, Plant and Equipment, Net (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	$ 19,996,760		$ 19,139,503	$ 20,446,205
Additions	3,666,087		5,451,431	3,228,471
Disposals	(33,446)		(22,740)	(27,612)
Reclassifications	(90,245)		0	0
Depreciation expenses	(4,847,172)		(4,552,892)	(4,498,306)
Impairment losses	(764)		(18,618)	(9,236)
Exchange adjustments	(28)		76	(19)
Ending Balance	18,691,192	$ 595,830	19,996,760	19,139,503
Land [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	454,738		454,738	452,738
Additions	0		0	0
Disposals	0		0	0
Reclassifications	0		0	2,000
Depreciation expenses	0		0	0
Impairment losses	0		0	0
Exchange adjustments	0		0	0
Ending Balance	454,738		454,738	454,738
Buildings [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	5,940,716		5,299,221	5,385,508
Additions	2,208		5,619	1,303
Disposals	0		0	0
Reclassifications	685,896		1,241,424	469,597
Depreciation expenses	(670,363)		(605,548)	(557,187)
Impairment losses	0		0	0
Exchange adjustments	0		0	0
Ending Balance	5,958,457		5,940,716	5,299,221
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	11,437,016		11,481,773	12,758,368
Additions	9,293		8,260	5,579
Disposals	(19,117)		(495)	(16,574)
Reclassifications	2,634,679		3,016,325	1,787,140
Depreciation expenses	(3,207,913)		(3,050,253)	(3,043,504)
Impairment losses	(764)		(18,618)	(9,236)
Exchange adjustments	(14)		24	0
Ending Balance	10,853,180		11,437,016	11,481,773
Tools [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	932,343		736,813	796,697
Additions	338		665	291
Disposals	(14,329)		(21,744)	(11,038)
Reclassifications	580,700		859,198	586,090
Depreciation expenses	(722,586)		(642,589)	(635,227)
Impairment losses	0		0	0
Exchange adjustments	0		0	0
Ending Balance	776,466		932,343	736,813
Other [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	480,186		514,273	548,694
Additions	0		0	1,376
Disposals	0		(501)	0
Reclassifications	257,504		220,864	226,610
Depreciation expenses	(246,310)		(254,502)	(262,388)
Impairment losses	0		0	0
Exchange adjustments	(14)		52	(19)
Ending Balance	491,366		480,186	514,273
Construction in progress and equipment to be inspected [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	751,761		652,685	504,200
Additions	3,654,248		5,436,887	3,219,922
Disposals	0		0	0
Reclassifications	(4,249,024)		(5,337,811)	(3,071,437)
Depreciation expenses	0		0	0
Impairment losses	0		0	0
Exchange adjustments	0		0	0
Ending Balance	156,985		751,761	652,685
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	88,146,592		84,341,575	81,866,361
Ending Balance	89,876,162		88,146,592	84,341,575
Gross carrying amount [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	454,738		454,738	452,738
Ending Balance	454,738		454,738	454,738
Gross carrying amount [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	15,075,654		13,850,418	13,379,852
Ending Balance	15,696,826		15,075,654	13,850,418
Gross carrying amount [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	62,448,765		60,650,428	59,197,255
Ending Balance	63,802,950		62,448,765	60,650,428
Gross carrying amount [member] | Tools [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	6,488,339		5,959,251	5,716,357
Ending Balance	6,683,041		6,488,339	5,959,251
Gross carrying amount [member] | Other [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	2,927,335		2,774,055	2,615,959
Ending Balance	3,081,622		2,927,335	2,774,055
Gross carrying amount [member] | Construction in progress and equipment to be inspected [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	751,761		652,685	504,200
Ending Balance	156,985		751,761	652,685
Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(68,149,832)		(65,202,072)	(61,420,156)
Ending Balance	(71,184,970)		(68,149,832)	(65,202,072)
Accumulated depreciation and impairment [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	0		0	0
Ending Balance	(0)		0	0
Accumulated depreciation and impairment [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(9,134,938)		(8,551,197)	(7,994,344)
Ending Balance	(9,738,369)		(9,134,938)	(8,551,197)
Accumulated depreciation and impairment [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(51,011,749)		(49,168,655)	(46,438,887)
Ending Balance	(52,949,770)		(51,011,749)	(49,168,655)
Accumulated depreciation and impairment [member] | Tools [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(5,555,996)		(5,222,438)	(4,919,660)
Ending Balance	(5,906,575)		(5,555,996)	(5,222,438)
Accumulated depreciation and impairment [member] | Other [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(2,447,149)		(2,259,782)	(2,067,265)
Ending Balance	(2,590,256)		(2,447,149)	(2,259,782)
Accumulated depreciation and impairment [member] | Construction in progress and equipment to be inspected [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	0		0	0
Ending Balance	$ 0		$ 0	$ 0